Old Mutual Funds I

PROSPECTUS

SERVICE CLASS SHARES

April 7, 2008

Old Mutual VA Asset Allocation Conservative Portfolio
Old Mutual VA Asset Allocation Balanced Portfolio
Old Mutual VA Asset Allocation Moderate Growth Portfolio

As with all mutual funds, the Securities and Exchange Commission (the “SEC”) has not approved or disapproved the shares of any of the funds listed above (individually, a “Fund” and collectively, the “Funds”) or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Table of Contents

INTRODUCTION	1
FUND SUMMARIES	1
Old Mutual VA Asset Allocation Conservative Portfolio	1
Old Mutual VA Asset Allocation Balanced Portfolio	7
Old Mutual VA Asset Allocation Moderate Growth Portfolio	13
ASSET ALLOCATION PROCESS	19
MORE ABOUT THE UNDERLYING FUNDS	20
MORE ABOUT INVESTMENT RISK	22
MANAGEMENT	29
The Adviser	29
The Sub-Adviser	29
Advisory Fees	29
The Portfolio Managers	30
INVESTMENT IN THE FUNDS	32
Share Price	32
Valuing Fund Securities	32
Policy Regarding Excessive or Short-Term Trading	32
Investing in the Funds	34
General Policies	34
Dividends and Taxes	34
Distribution Arrangements	35
Revenue Sharing	35
Portfolio Holdings Disclosure	36
FINANCIAL HIGHLIGHTS	37

INTRODUCTION

An Introduction to Old Mutual® Funds I and this Prospectus

Old Mutual VA Asset Allocation Conservative Portfolio, Old Mutual VA Asset Allocation Balanced Portfolio, and Old Mutual VA Asset Allocation Moderate Growth Portfolio are mutual funds that sell shares in separate investment portfolios to separate accounts of certain insurance companies (“Participating Insurance Companies”). The Participating Insurance Companies offer variable annuity contracts (“VA Contracts”) and variable life insurance policies (“VLI Policies”), the value of which is based on the performance of the separate account. The Funds are series of Old Mutual Funds I (the “Trust”), a trust offering professionally managed investment portfolios, and seek to achieve their investment objectives by primarily investing in other mutual funds (“underlying funds”) advised by Old Mutual Capital, Inc.. The Funds use asset allocation strategies to allocate assets among the underlying funds. The underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Each Fund has its own investment objective and strategies for achieving that objective. A description of each Fund’s investment objective, main investment strategies, main investment risks, and fees and expenses are described under the Fund Summaries section of this Prospectus.

The Funds are generally designed for long-term investors or investors that want a fund that seeks to outperform the market in which it invests over the long-term. The Funds may not be suitable for investors who are pursuing a short-term investment goal. Some of the Funds may not be suitable for investors who require regular income or stability of principal.

This Prospectus contains important information about the Funds. This information is arranged into different sections for easy reading and future reference. To obtain more information about the Funds, please refer to the back cover of this Prospectus.

Investment Adviser and Sub-Adviser

Old Mutual Capital, Inc. (“Old Mutual Capital” or the “Adviser”) is the investment adviser to the Funds. The Adviser has engaged Ibbotson Associates Advisors, LLC (“Ibbotson” or the Sub-Adviser”) to act as sub-adviser to the Funds and to allocate, subject to the Adviser’s supervision, each Fund’s assets among the underlying funds.

[On side panel: What the Funds Are – And Aren’t

The Funds are mutual funds – pooled investments that are professionally managed and provide the opportunity to participate in financial markets. The Funds strive to meet their stated goals, although as with all mutual funds, they cannot offer guaranteed results. As with any mutual fund, there is always a risk that an investment in a Fund may lose money.

An investment in a Fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.]

FUND SUMMARIES

[On side panel:	Ticker symbol:	Service Class - OVCSX
Morningstar category:	Conservative Allocation]

Old Mutual VA Asset Allocation Conservative Portfolio

Investment Objective

Old Mutual VA Asset Allocation Conservative Portfolio (the “Fund”) seeks to provide investors with current income and preservation of capital.

Main Investment Strategies

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 20-40%

Fixed Income Fund Allocation: 60-80%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%
Old Mutual Focused Fund	0-30%

Old Mutual Heitman REIT Fund	0-30%
Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%
Old Mutual Strategic Small Company Fund	0-30%
Old Mutual TS&W Mid-Cap Value Fund	0-30%

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by the underlying funds. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Service Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Service Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees or expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
6.69%

During the period shown in the chart, the highest return for a quarter was 2.42% (quarter ending 9/30/07) and the lowest return for a quarter was 0.84% (quarter ending 12/31/07).

The table below compares the performance of the Fund’s Service Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

	1 Year	Since Inception
Old Mutual VA Asset Allocation Conservative Portfolio - Service Class(1)	6.69%	6.66%
Lehman Brothers U.S. Aggregate Index(2)	6.97%	6.90%
Standard & Poor’s SuperComposite 1500 Index(3)	5.47%	4.91%
Old Mutual VA Asset Allocation Conservative Portfolio – Initial Class(1)(4)	6.99%	6.95%

(1)	The inception date for Service Class and Initial Class shares is December 29, 2006.

(2)

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

(3)

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

(4)

The Initial Class returns are for the Initial Class shares, which are offered by separate prospectus. The Initial Class shares have substantially similar annual returns to the Service Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Service Class shares and the Initial Class shares do not have the same expenses.

Annual Total Returns as of December 31, 2007 – Initial Class(1)

These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees or expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
6.99%

(1)

The Initial Class returns are for the Initial Class shares, which are offered by separate prospectus. The Initial Class shares have substantially similar annual returns to the Service Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Service Class shares and the Initial Class shares do not have the same expenses.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.20%
Distribution (12b-1) Fees	0.25%
Other Expenses
Other Operating Expenses	7.85%
Acquired (Underlying) Fund Fees and Expenses(1)	0.76%
Total Other Expenses	8.61%
Total Operating Expenses(2)	9.06%
Fee Waivers and/or Expense Reimbursement(3)	(7.81%)
Net Operating Expenses	1.25%

________________

(1)   The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

(2)

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

(3)	Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage costs, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.25%. This expense limitation may be terminated at any time after April 30, 2009, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective May 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 3.00% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two through ten. The example is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years	5 years	10 years
	$127	$762	$1,423	$3,193

[On side panel:  Ticker symbol:Service Class - OVBSX

Morningstar category:	Moderate Allocation]

Old Mutual VA Asset Allocation Balanced Portfolio

Investment Objective

Old Mutual VA Asset Allocation Balanced Portfolio (the “Fund”) seeks to provide investors with capital appreciation and current income.

Main Investment Strategy

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 50-70%

Fixed Income Fund Allocation: 30-50%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%
Old Mutual Focused Fund	0-30%
Old Mutual Heitman REIT Fund	0-30%

Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%
Old Mutual Strategic Small Company Fund	0-30%
Old Mutual TS&W Mid-Cap Value Fund	0-30%

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by the underlying funds. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The

Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Service Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Service Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
8.17%

During the periods shown in the chart, the highest return for a quarter was 4.33% (quarter ending 6/30/07) and the lowest return for a quarter was (0.22%) (quarter ending 12/31/07).

The table below compares the performance of the Fund’s Service Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

	1 Year	Since Inception
Old Mutual VA Asset Allocation Balanced Portfolio - Service Class(1)	8.17%	8.12%
Lehman Brothers U.S. Aggregate Index(2)	6.97%	6.90%
Standard & Poor’s SuperComposite 1500 Index(3)	5.47%	4.91%
Old Mutual VA Asset Allocation Balanced Portfolio – Initial Class(1)(4)	8.42%	8.37%

(1)	The inception date for Service Class and Initial Class shares is December 29, 2006.

(2)

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

(3)

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

(4)

The Initial Class returns are for the Initial Class shares, which are offered by separate prospectus. The Initial Class shares have substantially similar annual returns to the Service Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Service Class shares and the Initial Class shares do not have the same expenses.

Annual Total Returns as of December 31, 2007 – Initial Class(1)

These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
8.42%

(1)         The Initial Class returns are for the Initial Class shares, which are offered by separate prospectus. The Initial Class shares have substantially similar annual returns to the Service Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Service Class shares and the Initial Class shares do not have the same expenses.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.20%
Distribution (12b-1) Fees	0.25%
Other Expenses
Other Operating Expenses	9.38%
Acquired (Underlying) Fund Fees and Expenses(1)	0.90%
Total Other Expenses	10.28%
Total Operating Expenses(2)	10.73%
Fee Waivers and/or Expense Reimbursement(3)	(9.43%)
Net Operating Expenses	1.30%

________________

(1)   The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

(2)

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

(3)

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage costs, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.30%. This expense limitation may be terminated at any time after April 30, 2009, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective May 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 3.00% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two through ten. The example is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years	5 years	10 years
	$132	$766	$1,426	$3,196

[On side panel:  Ticker symbol:Service Class - OVMSX

Morningstar category:	Large Blend]

Old Mutual VA Asset Allocation Moderate Growth Portfolio

Investment Objective

Old Mutual VA Asset Allocation Moderate Growth Portfolio (the “Fund”) seeks to provide investors with capital appreciation.

Main Investment Strategy

The Fund is a “fund of funds” which seeks to achieve its investment objective by primarily investing in a diversified portfolio of underlying equity and fixed income funds, although a portion of its assets may be invested in cash, cash equivalents, or in money market funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities.

Under normal circumstances, the Fund expects to invest its assets among equity and fixed income funds in the following ranges:

Equity Fund Allocation: 70-90%

Fixed Income Fund Allocation: 10-30%

The Adviser evaluates these allocation ranges at least annually and may change these ranges from time to time without the approval of or notice to shareholders.

Based upon the analysis described in the section of this Prospectus entitled “Asset Allocation Process,” the Fund expects to initially invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Advantage Growth Fund	0-30%
Old Mutual Analytic U.S. Long/Short Fund	0-30%
Old Mutual Barrow Hanley Core Bond Fund	0-40%
Old Mutual Barrow Hanley Value Fund	0-30%
Old Mutual Clay Finlay Emerging Markets Fund	0-30%
Old Mutual Developing Growth Fund	0-30%
Old Mutual Discover Value Fund	0-30%
Old Mutual Dwight High Yield Fund	0-30%
Old Mutual Dwight Intermediate Fixed Income Fund	0-40%
Old Mutual Focused Fund	0-30%
Old Mutual Heitman REIT Fund	0-30%

Old Mutual International Bond Fund	0-30%
Old Mutual International Equity Fund	0-30%
Old Mutual Mid-Cap Fund	0-30%
Old Mutual Provident Mid-Cap Growth Fund	0-30%
Old Mutual Small Cap Value Fund	0-30%

The Fund also has the ability to invest its assets in the following underlying funds within the following ranges:

Underlying Fund Name	Percentage of Fund Holdings
Old Mutual Analytic Defensive Equity Fund	0-30%
Old Mutual Analytic Global Defensive Equity Fund	0-30%
Old Mutual Cash Reserves Fund	0-30%
Old Mutual Clay Finlay China Fund	0-30%
Old Mutual Columbus Circle Technology and Communications Fund	0-30%
Old Mutual Copper Rock Emerging Growth Fund	0-30%
Old Mutual Dwight Short Term Fixed Income Fund	0-40%
Old Mutual Growth Fund	0-30%
Old Mutual Large Cap Fund	0-30%
Old Mutual Large Cap Growth Concentrated Fund	0-30%
Old Mutual Large Cap Growth Fund	0-30%
Old Mutual Select Growth Fund	0-30%
Old Mutual Small Cap Fund	0-30%
Old Mutual Strategic Small Company Fund	0-30%
Old Mutual TS&W Mid-Cap Value Fund	0-30%

Main Investment Risks

As with all investments, an investment in the Fund may lose money. The main risks of investing in the Fund are:

Fund of Funds Structure. The performance and risks of the Fund will directly correspond to the performance and risks of the underlying funds in which it invests and the securities held by the underlying funds. The more the Fund allocates to equity funds, the greater the expected risk. To the extent that the Fund invests more of its assets in one underlying fund than another, the Fund will have greater exposure to the risks of that underlying fund.

The underlying funds will not necessarily make consistent investment decisions. One underlying fund may buy the same security that another underlying fund is selling. A shareholder would indirectly bear the costs of both trades.

Because the Fund indirectly pays a portion of the expenses incurred by the underlying funds, an investment in the Fund entails more direct and indirect expenses than a direct investment in the underlying funds. As the underlying funds or the Fund’s allocations among the underlying funds change from time to time, or to the extent that the expense ratio of the underlying funds changes, the weighted average operating expenses borne by the Fund may increase or decrease.

The Fund’s ability to achieve its investment objective depends upon Ibbotson’s skill in selecting the best mix of underlying funds. There is the risk that Ibbotson’s evaluations and assumptions regarding the underlying funds may be incorrect in view of actual market conditions.

The Adviser may be subject to potential conflicts of interest in supervising Ibbotson’s selection of underlying funds. The Adviser is the investment adviser to each of the underlying funds and the fees paid to the Adviser by some underlying funds for these services are higher than the fees paid by other underlying funds.

Risks of Investing in Equity Securities. The value of the stocks and other securities owned by the underlying funds will fluctuate depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The market also may fail to recognize the intrinsic worth of an investment or the advisers of the underlying funds may misgauge that worth.

The prices of individual equity securities do not all move in the same direction uniformly or at the same time; for example, “growth” stocks may perform well under circumstances in which “value” stocks in general have fallen. To the extent that an underlying fund emphasizes investments in securities of a particular type, for example foreign stocks, stocks of small or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry, its share value may fluctuate in response to events affecting the market for that type of security.

Risks of Investing in Fixed Income Securities. The underlying funds’ investments in fixed income securities will be subject to risk associated with changes in interest rates generally and the credit quality of the individual fixed income securities held. The prices of mortgage- and asset-backed securities are sensitive to the rate of principal prepayments on the underlying assets. Debt securities rated below investment-grade (junk bonds) are highly speculative securities that are usually issued by smaller, less creditworthy, and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, junk bonds carry a greater degree of risk and their issuers are less likely to make payments of interest and repay principal.

Performance Information

The following information illustrates the risks of investing in the Fund. The Fund’s past performance, both before and after taxes, does not guarantee how it will perform in the future. The Fund’s performance reflects a limitation on the total expenses of the Fund pursuant to an arrangement with the Adviser. The

Fund’s returns would have been lower if the expense limitation had not been in effect. All performance figures reflect the reinvestment of dividends and capital gain distributions.

Annual Total Returns as of December 31, 2007 – Service Class

The bar chart and table, below, illustrate the variability of the Fund’s returns by comparing the Fund’s performance for Service Class shares with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
9.70%

During the periods shown in the chart, the highest return for a quarter was 5.59% (quarter ending 6/30/07) and the lowest return for a quarter was (0.45%) (quarter ending 12/31/07).

The table below compares the performance of the Fund’s Service Class shares, as of December 31, 2007, with broad measures of market performance. These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. The return information for the indexes does not reflect the impact of taxes, and does not reflect the costs of managing a mutual fund.

	1 Year	Since Inception
Old Mutual VA Asset Allocation Moderate Growth Portfolio - Service Class(1)	9.70%	9.64%
Lehman Brothers U.S. Aggregate Index(2)	6.97%	6.90%
Standard & Poor’s SuperComposite 1500 Index(3)	5.47%	4.91%
Old Mutual VA Asset Allocation Moderate Growth Portfolio – Initial Class(1)(4)	10.01%	9.95%

(1)	The inception date for Service Class and Initial Class shares is December 29, 2006.

(2)

The unmanaged Lehman Brothers U.S. Aggregate Index is a widely recognized measure of the aggregate bond market. The index is market value-weighted inclusive of accrued interest. The inception date for the Index is September 30, 2004.

(3)

The unmanaged Standard & Poor’s SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprised of 1,500 stocks of large-cap, mid-cap, and small-cap U.S. companies. The inception date for the Index is September 30, 2004.

(4)

The Initial Class returns are for the Initial Class shares, which are offered by separate prospectus. The Initial Class shares have substantially similar annual returns to the Service Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Service Class shares and the Initial Class shares do not have the same expenses.

Annual Total Returns as of December 31, 2007 – Initial Class(1)

These returns were achieved under the fund of managers structure that was in place prior to April 7, 2008. Total return figures include the effect of the Fund’s recurring expenses, but do not include any fees and expenses that may be imposed under the VA Contracts or VLI Policies. If those charges were reflected, the performance shown would have been lower.

2007
10.01%

(1)         The Initial Class returns are for the Initial Class shares, which are offered by separate prospectus. The Initial Class shares have substantially similar annual returns to the Service Class shares because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the Service Class shares and the Initial Class shares do not have the same expenses.

Fees and Expenses

This table summarizes the shareholder fees and annual operating expenses an investor in the Fund would pay. Shareholder fees are paid directly from the investment. Annual operating expenses are paid out of the Fund’s assets. The shareholder fees and annual operating expenses shown in the table do not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies.

Fees and Expenses Table

Shareholder Fees
(fees paid directly from the investment)
Maximum Sales Charge (Load)	Not Applicable
Maximum Deferred Sales Charge (Load)	Not Applicable
Redemption/Exchange Fee	Not Applicable
Annual Fund Operating Expenses
(expenses that are deducted from Fund assets)
Management Fees	0.25%
Distribution (12b-1) Fees	0.25%
Other Expenses
Other Operating Expenses	1.30%
Acquired (Underlying) Fund Fees and Expenses(1)	0.96%
Total Other Expenses	2.26%
Total Operating Expenses(2)	2.76%
Fee Waivers and/or Expense Reimbursement(3)	(1.46%)
Net Operating Expenses	1.30%

________________

(1)   The Fund indirectly pays a portion of the expenses incurred by the underlying funds. Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of the Fund’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which are stated on a net basis. The actual indirect expenses incurred by a shareholder will vary based upon the Fund’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds. Certain of the underlying funds have agreed to expense limitations that may be in effect for varying periods.

(2)

Total Operating Expenses do not correlate to the ratio of expenses to average net assets of the Fund stated in the Financial Highlights section of this Prospectus, because the Financial Highlights section (i) reflects the operating expenses of the Fund and does not include acquired (underlying) fund fees and expenses; and (ii) reflects the fund of managers structure that was in place prior to April 7, 2008.

(3)

Old Mutual Capital has contractually agreed to limit the operating expenses of the Fund (inclusive of management fees and other expenses; exclusive of interest, taxes, brokerage, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses) to an annual rate (as a percentage of the Fund’s average daily net assets) of 1.30%. This expense limitation may be terminated at any time after April 30, 2009, upon 30 days’ written notice of termination to the Board. Old Mutual Capital is entitled to reimbursement from the Fund of any fees waived pursuant to this arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed or absorbed.

Effective May 1, 2009, the Adviser contractually has agreed to limit the operating expenses of the Fund (excluding interest, taxes, brokerage costs and commissions, dividends on short sales, other expenditures capitalized in accordance with generally accepted accounting principles and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 3.00% for Service Class shares through December 31, 2017. The Adviser will consider further reductions to these limits on an annual basis.

Example

This example is intended to help compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example makes four assumptions: 1) $10,000 is invested in the Fund for the time periods shown; 2) all shares are redeemed at the end of those time periods; 3) the investment earns a 5% return each year; and 4) the Fund’s operating expenses reflect net operating expenses for the one year period and total annual operating expenses without expense waivers for years two through ten. The example is hypothetical. Actual costs may be higher or lower. In addition, the example does not reflect any additional charges or expenses that may be imposed under the VA Contracts or VLI Policies. If these additional charges or expenses were reflected in the example, the costs would be higher.

Costs
	1 year	3 years	5 years	10 years
	$132	$717	$1,329	$2,983

ASSET ALLOCATION PROCESS

Each Fund’s assets are allocated among equity and fixed income funds by investing in a distinctly weighted combination of underlying funds. These underlying funds, in turn, invest in a variety of U.S. and foreign equity and fixed income securities. The intended benefit of asset allocation is diversification, which reduces volatility over the long-term.

The Adviser has engaged Ibbotson to act as sub-adviser to each Fund and allocate, subject to the Adviser’s supervision, each Fund’s assets among the underlying funds. The first step in Ibbotson’s allocation process is to seek to develop an optimal model allocation among underlying funds using an analysis that looks at forecasted returns, standard deviations in historical returns, and the correlation of the performance of different market sectors. The goal of this process is to identify a combination of investments in different market sectors that is expected to maximize return for a given level of risk or minimize risk for a given level of return. Ibbotson then invests the assets allocated to a particular market sector among underlying funds that invest in that sector.

The Adviser and Ibbotson agree from time to time upon the universe of mutual funds that Ibbotson may consider when making allocation decisions. Ibbotson’s analysis in selecting and weighting the underlying funds from that universe includes historical returns-based style interviews, relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and historical volatility (the variability of returns from one period to the next). Ibbotson seeks a combination of underlying funds that it believes will optimize returns, given each Fund’s risk profile. When considering equity funds, Ibbotson focuses on the underlying funds’ foreign and domestic exposure, market capitalization ranges, use of derivative strategies, and investment style (growth vs. value). When considering fixed income funds, Ibbotson’s primary focus is the overall level of risk in the type of fixed income securities in which the underlying funds invest and on maximizing current income and long-term capital growth.

Periodically, Ibbotson will re-evaluate each Fund’s target asset allocation and may recommend the rebalancing of a Fund’s assets among asset classes and underlying funds to reflect changes in the target allocations or to reallocate the Fund’s holdings to match the target allocation. Each Fund may change its target allocation to each asset class or the underlying funds in each asset class (including adding or deleting underlying funds), without prior approval from or notice to shareholders.

Decisions to sell shares of the underlying funds are made for cash flow purposes, such as redemptions or expenses, as a result of periodic rebalancing of a Fund’s portfolio holdings, or as an adjustment to an underlying fund’s target allocation based on Ibbotson’s view of the Fund’s characteristics and other allocation criteria.

MORE ABOUT THE UNDERLYING FUNDS

The following is intended to summarize the investment objectives and primary strategies of the underlying funds in which the Funds currently intend to invest. These summaries do not reflect all of the investment policies and strategies that are disclosed in each underlying fund’s prospectus, and are not an offer of the underlying funds’ shares. The underlying funds in which the Funds intend to invest may change from time to time and the Funds may invest in underlying funds in addition to those described below at the discretion of the Adviser without prior notice to or approval of shareholders. The prospectus and statement of additional information for each underlying fund is available on our website at oldmutualfunds.com.

Each underlying fund normally will be invested according to its investment strategy. However, an underlying fund also may have the ability to invest without limitation in money market instruments or other investments for temporary, defensive purposes.

The Funds invest in Institutional Class shares of the underlying funds.

Equity Funds

Old Mutual Advantage Growth Fund – The investment objective of the fund is to seek to provide investors with long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its net assets in equity securities of medium and large-cap companies with favorable growth prospects, as evidenced by such factors as superior revenue growth, high quality of earnings, global distribution, and strong competitive advantages.

Old Mutual Analytic U.S. Long/Short Fund – The investment objective of the fund is to seek above-average total returns. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies whose securities are traded in U.S. markets. While the fund may invest in companies of any size, it generally invests in large and mid-cap companies. The Fund may also invest in long and short positions of publicly traded equity securities. The fund’s long and short positions may include equity securities of foreign issuers that are traded in U.S. markets. The fund generally takes long equity positions equal to approximately 120% of the fund’s equity assets excluding cash, and short equity positions equal to approximately 20% of the fund’s equity assets at the time of investment. The fund’s long equity exposure ordinarily ranges from 110% to 125% of the fund’s net assets and its short equity exposure ordinarily ranges from 10% to 33% of the fund’s net assets. The cash received from short sales may be used to invest in long equity positions.

Old Mutual Barrow Hanley Value Fund – The investment objective of the fund is to seek long-term capital growth. The fund is a non-diversified fund. To pursue its objective, the fund normally invests in equity securities of large and mid-cap companies with value characteristics. Undervalued stocks are generally those stocks that are out of favor with investors and, in the opinion of the fund’s sub-adviser, are trading at prices that are below average at the time of purchase in relation to such measures as earnings and book value. These stocks often have above average dividend yields.

Old Mutual Clay Finlay Emerging Markets Fund – The investment objective of the fund is to seek long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in securities issued by companies in emerging market countries. The fund normally emphasizes equity securities in its portfolio. Equity securities in which the fund may invest include common stocks, preferred stocks, securities convertible into common stocks, depository receipts, rights, and warrants. The fund normally invests in at least 6 emerging market countries, and will not invest more than 35% of assets in securities of issuers in any one emerging country. The fund may also invest up to 20% of assets in debt securities of corporate and government emerging country issuers and in equity and debt securities of corporate issuers and debt securities of corporate and government issuers in developing countries.

Old Mutual Developing Growth Fund – The investment objective of the fund is to seek long-term capital growth. To pursue this objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with growth characteristics at the time of purchase.

Old Mutual Discover Value Fund – The investment objective of the fund is to seek to provide investors with long-term capital growth. To pursue its objective, the fund normally invests at least 65% of its assets in equity securities of small cap companies with value characteristics. The fund may also invest in larger companies if they represent better prospects for capital appreciation. Although the fund normally invests in equity securities of U.S. companies, it may invest up to 20% of its total assets in foreign securities.

Old Mutual Focused Fund – The investment objective of the fund is to seek above-average total returns over a 3 to 5 year market cycle. The fund is a non-diversified fund. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small, medium and large-cap companies. While the fund may invest in companies of any market capitalization, the fund generally invests in large-cap companies that the fund’s sub-adviser, believes have sustainable long-term growth prospects but are currently trading at modest relative valuations.

Old Mutual Heitman REIT Fund – The investment objective of the fund is to seek to provide investors with a high total return consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies principally engaged in the real estate industry, including real estate investment trusts (“REITs”). The fund’s sub-adviser considers a company to be principally engaged in the real estate industry if it derives at least 50% of its revenues from the ownership, construction, management, financing or sale of commercial, industrial or residential real estate or has at least 50% of its assets in such real estate.

Old Mutual International Equity Fund – The investment objective of the fund is to seek long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. issuers. The fund allocates its assets to securities of issuers located in at least 3 non-U.S. countries and may invest in both developed and emerging markets. Generally, the fund limits its investments in any country to 25% or less of its total assets. However, the fund may invest more than 25% of its assets in issuers organized in Japan or the United Kingdom or in securities quoted or denominated in the Japanese yen, the British pound, or the euro.

Old Mutual Mid-Cap Fund – The investment objective of the fund is to seek above-average total return over a 3 to 5 year market cycle, consistent with reasonable risk. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-cap companies. For purposes of this fund, mid-cap companies are those companies with market capitalizations similar to the companies in the S&P MidCap 400 Index.

Old Mutual Provident Mid-Cap Growth Fund – The investment objective of the fund is to seek to provide investors long-term capital appreciation. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowing for investment purposes) in equity securities of mid-cap companies with favorable growth prospects. For purposes of the fund, mid-cap companies are those companies with market capitalizations within the range of companies in the Russell Mid-Cap Growth Index.

Old Mutual Small Cap Value Fund – The investment objective of the fund is to seek long-term capital growth. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-cap companies with value characteristics. For purposes of this fund, small cap companies are those companies with market capitalizations similar to the companies in the Russell 2000® Value Index.

Fixed Income Funds

Old Mutual Barrow Hanley Core Bond Fund – The investment objective of the fund is to seek to maximize total return. To pursue its objective, the fund normally invests at least 80% of its net assets in fixed income securities of varying maturities. Fixed income securities may include: U.S. government securities including Treasury and agency securities, corporate obligations, inflation-indexed securities, commercial and residential mortgage-backed securities, collateralized mortgage obligations and asset-backed securities. The fund may invest up to 25% of its total assets in U.S. dollar denominated foreign debt obligations. The fund may also invest up to 20% of its total assets in non-investment grade securities. The fund has no limitations on the range of maturities of the fixed income securities in which it can invest and will maintain an average portfolio duration that ranges from 80% to 120% of the average duration of the Lehman Brothers U.S. Aggregate Index. The sub-adviser will attempt to maintain an overall weighted average portfolio credit quality at a rating of “AA” (or equivalent) or higher from any nationally recognized statistical rating organization.

Old Mutual Dwight High Yield Fund – The investment objective of the fund is to seek to provide investors with a high level of current income. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in high-yield, below investment-grade securities including high-yield corporate bonds and loans, municipal bonds, mortgage-backed and asset-backed securities, income-producing convertible securities, and preferred stocks. The fund may invest up to 30% of its assets in foreign securities. The fund may also invest in derivative instruments such as options, futures contracts, credit default swaps, and swaps and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. Dwight seeks to maintain a minimum average credit quality for the fund’s investments at a rating of “B” (or equivalent) or higher from any NRSRO. The fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers U.S. Corporate High Yield Index.

Old Mutual Dwight Intermediate Fixed Income Fund – The investment objective of the fund is to seek a high level of current income consistent with relative stability of principal. To pursue its objective, the fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in a diversified portfolio of fixed income securities of varying maturities. The fund generally invests in investment grade fixed income securities but may invest up to 15% of its assets in high yield securities. The fund may also invest in derivative instruments such as options, futures contracts, and options on indices and may engage in certain investment techniques which create market exposure, such as dollar rolls. The fund’s investment duration typically ranges from 75% to 125% of the average duration of the Lehman Brothers Intermediate Aggregate Bond Index. The fund’s dollar weighted average maturity will typically be between 3 and 10 years.

Old Mutual International Bond Fund – The investment objective of the fund is to seek high total return and, when consistent with total return, income. To pursue its objective, the fund normally invests in fixed income securities of foreign government and corporate issuers. Those fixed income securities, referred to as “bonds,” generally include long-term and short term government bonds, participation interests in loans, corporate debt obligations, “structured” notes, and other debt obligations. The Fund normally invests at least 80% of its net assets, plus borrowings for investment purposes, in “bonds” and invests in at least three countries other than the United States.

MORE ABOUT INVESTMENT RISK

The principal investment strategies and main risks of the Funds have been described in the Fund Summaries section of this Prospectus. This section of the Prospectus discusses the risks of investing in the Funds in greater detail.

Equity Securities. Equity securities include common and preferred stocks, convertible securities, warrants, and rights. Equity security prices fluctuate over time. Equity security prices may fall as a result of factors that relate to a company, such as management decisions or lower demand for a company’s products or services. Equity security prices may fall because of factors affecting companies in a number of industries, such as increased production costs. Equity security prices may also fall because of changes in other financial markets, such as interest rate or currency exchange rate changes.

Growth Securities. Growth securities are equity securities that have or are expected to have strong sales and earnings growth and capital appreciation potential and that will grow faster than the economy as a whole. Growth securities may be more sensitive to changes in business momentum and earnings than other securities because they typically trade at higher earnings multiples.

Value Securities. Value securities are equity securities that are or are believed to be currently underpriced. Value companies may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor.

Foreign Securities. Foreign securities refer to securities of issuers, wherever organized, that have their principal business activities outside of the U.S. and are not traded in the U.S. Investments in foreign securities involve different risks than U.S. investments, including fluctuations in currency exchange rates, potentially unstable political and economic structures, limitations on the use or transfer of fund assets, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

Foreign securities include American Depository Receipts and American Depository Shares (collectively, “ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), exchange traded funds, and other similar global instruments. ADRs are certificates issued by a U.S. bank that represent a bank’s holdings of a stated number of shares of a foreign corporation. An ADR is bought and sold in the same manner as a U.S. equity security and is priced in U.S. dollars. EDRs and GDRs are receipts that represent a stated number of shares of a foreign corporation, only they are issued by a non-U.S. bank or a foreign branch of a U.S. bank. EDRs and GDRs are generally designed for use on foreign exchanges and are typically not priced in U.S. dollars. Although ADRs, EDRs, and GDRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies, they are also subject to many of the risks associated with investing directly in foreign securities.

Small- and Medium-Sized Company Securities. Small- and medium-sized company securities involve greater risk and price volatility than larger, more established companies because they tend to have more limited product lines, markets and financial resources, such as access to capital, and may be dependent on a smaller and more inexperienced management group. In addition, small- and medium-sized company securities may trade much less frequently than securities of larger companies, making the prices of these securities subject to greater volatility.

Small- and medium-sized company securities may appreciate faster than those of larger, more established companies for many reasons. For example, small- and medium-sized companies tend to have younger product lines whose distribution and revenues are still maturing.

Technology and Communications Company Securities. Technology and communications company securities are securities of companies that rely extensively on technology or communications in their product development or operations or are expected to benefit from technological advances and improvements. These securities are strongly affected by worldwide scientific and technological developments and governmental laws, regulations and policies, and, therefore, are generally more volatile than companies not dependent upon or associated with technology or communications issues.

Technology or communications company securities offer investors significant growth potential because they may be responsible for breakthrough products or technologies or may be positioned to take advantage of cutting-edge, technology-related developments.

REITs. A real estate investment trust (“REIT”) is a separately managed trust that makes investments in various real estate businesses. An equity REIT may own real estate and pass the income it receives from rents from the properties, or the capital gain it receives from selling a building, to its shareholders.

A mortgage REIT specializes in lending money to building developers and passes the interest income it receives from the mortgages to shareholders. A hybrid REIT combines the characteristics of equity and mortgage REITs.

The real estate industry is particularly sensitive to: (i) economic factors, such as interest rate changes or recessions; (ii) over-building in one particular area, changes in zoning laws, or changes in neighborhood values; (iii) increases in property taxes; (iv) casualty and condemnation losses; and (v) regulatory limitations on rents.

REITs may expose a fund to similar risks associated with direct investment in real estate. REITs are more dependent upon specialized management skills, have limited diversification and are, therefore, generally dependent on their ability to generate cash flow to make distributions to shareholders.

Money Market Instruments. Money market instruments include high quality, short-term, U.S. and foreign debt instruments denominated in U.S. dollars, including bank obligations (such as CDs, time deposits, bankers’ acceptances, and banknotes), commercial paper, corporate obligations (including asset-backed securities), government obligations (such as U.S. Treasury, agency, or foreign government securities), short-term obligations issued by state and local governments, and repurchase agreements. Money market instrument prices fluctuate over time. Money market instrument prices may fall as a result of factors that relate to the issuer, such as a credit rating downgrade. Money market instrument prices may fall because of changes in the financial markets, such as interest rate changes.

Money market instruments have greater short-term liquidity, capital preservation, and income potential than longer-term investments such as stocks or long-term debt.

Old Mutual VA Asset Allocation Balanced Portfolio, Old Mutual VA Asset Allocation Conservative Portfolio, and Old Mutual VA Asset Allocation Moderate Growth Portfolio generally limit their investments in money market instruments to no more than 25%, 30%, and 20% of their total assets, respectively.

Over the Counter (“OTC”) Securities. OTC securities are securities that are not listed and traded on an organized exchange, but are bought and sold through a computer network or over the telephone. OTC securities may not trade as often as securities listed on an exchange. So, if a fund were to sell an OTC security, it might have to offer the security at a discount or sell it in smaller share lots over an extended period of time.

OTC securities may appreciate faster than exchange-traded securities because they are typically securities of younger, growing companies.

Derivatives. A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, indices, currencies, or other financial instruments. Derivatives include futures, options, options on futures, OTC options, forward foreign currency contracts, and swaps.

Because of the low margin deposits required, derivatives often involve an extremely high degree of leverage. As a result, a relatively small price movement in a derivative may result in immediate and substantial loss, or gain, to the investor. Successful use of a derivative depends on the degree to which prices of the underlying assets correlate with price movements in the derivatives a fund buys or sells. A fund could be negatively affected if the change in market value of its securities fails to correlate perfectly with the values of the derivatives it purchased or sold. Thus, the use of derivatives may result in losses in excess of the amount invested.

Derivatives may be used for a variety of purposes, including: (i) to reduce transaction costs; (ii) to manage cash flows; (iii) to maintain full market exposure, which means to adjust the characteristics of a fund’s investments to more closely approximate those of its benchmark; (iv) to seek to enhance returns, which may be considered speculative; and (v) to protect a fund’s investments against declines in value (a practice called “hedging”).

Funds are subject to the federal securities laws, including the Investment Company Act of 1940, as amended (the “1940 Act”), and related rules, as interpreted by various SEC staff positions. Generally, with respect to certain kinds of derivatives, a fund must "set aside" (referred to sometimes as "asset segregation") liquid assets, while a derivatives contract is open. With respect to forwards and futures contracts that are not contractually required to “cash-settle,” a fund covers its open positions by setting aside liquid assets equal to a contract’s full, notional value. With respect to forwards, futures, and index options that are contractually required to "cash-settle," however, a fund generally will set aside liquid assets in an amount equal to a fund’s daily marked-to-market (net) obligations, if any (i.e., a fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward, futures, and index options contracts, a fund will have the ability to employ leverage to a greater extent than if a fund were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks.

Short Sales. A security is sold short when a fund sells a security it does not own. To sell a security short, a fund must borrow the security from someone else to deliver it to the buyer. A fund then replaces the borrowed security by purchasing it at the market price at or before the time of replacement. Until it replaces the security, a fund repays the person that lent it the security for any interest or dividends that may have accrued during the period of the loan. Because a fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is theoretically unlimited.

A fund can lose money if the price of the security it sold short increases between the date of the short sale and the date on which the fund replaces the borrowed security. Likewise, a fund can profit if the price of the security declines between those dates.

To borrow the security, a fund also may be required to pay a premium, which would increase the cost of the security sold. A fund will incur transaction costs in effecting short sales. A fund’s gains and losses will be decreased or increased, as the case may be, by the amount of the premium, dividends, interest, or expenses a fund may be required to pay in connection with a short sale.

Non-Diversification. Certain of the underlying funds are considered non-diversified and can invest a greater portion of their assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the value of underlying fund shares than would occur in an underlying diversified fund.

Fixed Income Securities. Fixed income securities include U.S. government securities, government agency securities, corporate bonds, mortgage-backed and asset-backed securities, lower-rated bonds, foreign bonds, money market instruments, and certain other types of debt or hybrid instruments. Fixed income security prices fluctuate over time. The price of a fixed income security may fall as a result of adverse events involving the issuer of the security, changes in interest rates, or other adverse economic or political events.

A fund’s investment in fixed income securities is subject to interest rate risk and credit risk, including changes in debt ratings.

Interest Rate Risk. A change in interest rates will affect the value of a fund’s fixed income investments. Debt securities tend to move inversely with changes in interest rates. For example, when interest rates rise, debt security prices generally fall.

Credit Risk. The value of the debt securities held by a fund also fluctuates with the credit quality of the issuers of those securities. A fund could lose money if the issuer of a security is unable to meet its financial obligations or goes bankrupt. Failure of an issuer to make timely payments of principal and interest or a decline or perception of decline in the credit quality of a debt security can cause the price of the debt security to fall, potentially lowering a fund’s share price.

Changes in Debt Ratings. If a rating agency assigns a debt security a lower rating, the value of the security will decline because investors will demand a higher rate of return to compensate for the additional perceived risk.

U.S. Government Securities. U.S. government securities include U.S. Treasury bills, notes, and bonds of varying maturities that are backed by the full faith and credit of the U.S. government. U.S. government securities generally offer lower yields than other fixed income securities. Holding U.S. government securities lowers the risk profile of an investment portfolio as the timely payment of principal and interest on such securities is guaranteed by the U.S. government.

U.S. Government Agency Securities. U.S. government agency securities are debt securities issued or guaranteed as to principal and interest by U.S. government agencies, U.S. government sponsored enterprises, and U.S. government instrumentalities that are not direct obligations of the U.S. government. Certain U.S. government agency securities are also not backed by the full faith and credit of the U.S. government. U.S. government agency securities represent a higher risk of default than U.S. government securities.

Mortgage-Backed Securities. Mortgage-backed securities are securities that represent pools of mortgages (including collateralized mortgage obligations (CMOs)), where investors receive principal and interest payments from the repayment of underlying mortgage loans. Some mortgage-backed securities are issued and guaranteed against default by the U.S. government or its agencies or instrumentalities, such as the Government National Mortgage Association, Federal National Mortgage Association, and Federal Home Loan Mortgage Corporation.

Mortgage-backed securities may be adversely affected by changes in interest rates and the creditworthiness of the issuer and underlying mortgage holders. Also, the mortgages underlying mortgage-backed securities may be subject to unscheduled or early payments, which may shorten the maturities of these securities and may lower their returns. Investments in mortgage-backed securities also involve significant market and liquidity risks.  Moreover, privately-issued CMOs may be subject to heightened risk of delinquencies or defaults of individual securities that serve as collateral.

Mortgage-backed securities may offer higher yields and the potential for higher returns than certain other fixed income securities.

Stripped Mortgage-Backed Securities. Stripped mortgage-backed securities are derivative multiple-class mortgage-backed securities. Stripped mortgage-backed securities usually have two classes that receive different proportions of interest and principal distributions on a pool of mortgage assets. One class might receive all of the interest distributions - interest-only strips (IOs) and the other all the principal distributions - principal only strips (POs).

The cash flows and yields on stripped mortgage-backed securities are extremely sensitive to interest rates and the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. Slower than anticipated prepayments of principal may adversely affect the yield to maturity of POs.

The yields and market risk of IO and PO stripped mortgage-backed securities may be more volatile than those of other fixed income securities. The market for stripped mortgage-backed securities may be limited, making it difficult for a fund to value or to sell its holdings at an acceptable price. Stripped mortgage-backed securities may offer higher yields than other, more stable, fixed income securities, such as traditional mortgage-backed securities. Certain stripped mortgage-backed securities may be deemed to be illiquid.

Asset-Backed Securities. Asset-backed securities are interests in a stream of payments from specific assets, such as automobile or credit card receivables. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to shareholders on a pro rata basis.

Asset-backed securities may be adversely affected by changes in interest rates. Also, the nature of the underlying collateral may make it more difficult for issuers of asset-backed securities to recover or repossess such collateral upon a default. Investments in asset-backed securities may also involve significant market and liquidity risks.

Corporate Bonds. Corporate bonds are debt securities of companies that are rated at or above investment grade by one or more nationally recognized rating organizations. Issuers of corporate bonds may default on their obligations to repay principal and interest. Also, changes in interest rates may adversely affect the market value of corporate bonds.

Lower-Rated (Junk) Bonds. Lower-rated bonds are debt securities of companies that are rated below investment grade (BB/Ba or lower). Lower-rated bonds have a higher risk of default, tend to be less liquid, and may be difficult to value. Lower-rated bonds offer higher yields and higher potential gains than investment-grade (BBB/Baa or higher) bonds.

Foreign Bonds. Foreign bonds are debt securities of foreign governments and foreign companies. In addition to the risks present for domestic bonds, foreign bonds are subject to the additional risks of potential adverse political developments or political instability; differences in accounting, auditing, and financial reporting standards; a lack of adequate information from bond issuers due to less stringent government regulation; and adverse changes in foreign exchange rates.

Zero Coupon and Pay-In-Kind Securities. A zero coupon security pays no interest to its holders until it matures and is sold at a discount to its face value. Pay-in-kind securities are securities that generally pay interest through the issuance of additional securities. The market prices of these securities generally are more volatile and are likely to respond to a greater degree to changes in interest rates than the market prices of securities that pay interest periodically or in cash.

Securities That Are Not Readily Marketable. A security is not readily marketable, or “illiquid,” if the Fund cannot sell it within 7 days in the ordinary course of business for approximately the amount at which it is valued on the books of a fund. For example, some securities are not registered under U.S. securities laws and cannot be sold to the public because of SEC regulations (these are known as “restricted securities”). Investments in illiquid securities, which may include restricted securities, involve higher risks because a fund may be unable to sell an illiquid security or sell at a reasonable price. In addition, in order to sell a restricted security, a fund may have to bear the expenses associated with registering the shares with the SEC and incur delays in selling the security. If a Portfolio's holdings of illiquid securities exceeds 15% of its net assets through a change in value of particular securities or the Portfolio's net assets, it will seek to take appropriate steps to maintain liquidity, which may include disposition of particular securities.

Temporary Defensive Investments. In times of unstable or adverse market or economic conditions, a fund may hold a significant portion of its assets in temporary defensive instruments that may be inconsistent with their principal investment strategies in an effort to enhance liquidity or preserve capital. Temporary defensive investments generally include cash, cash equivalents such as commercial paper, money market instruments, short-term debt securities, U.S. government securities, or repurchase agreement transactions. They could also hold these types of securities pending the investment of proceeds from the sale of fund shares or portfolio securities or to meet anticipated redemptions of fund shares. Investments in temporary defensive investments may be made for undetermined periods of time, depending on market or economic conditions. To the extent a fund invests defensively, it might not achieve its investment objective.

Portfolio Turnover. A change in the securities held by a fund is known as “portfolio turnover.” It is not anticipated that any of the Funds will have a portfolio turnover rate of over 100%. An underlying fund may engage in active and frequent trading to try to achieve its investment objective, however, and may have a portfolio turnover rate of over 100%. Higher portfolio rates increase the brokerage costs for the fund conducting the trading and may adversely affect its performance. However, most of the Funds’ portfolio transactions will be trades in the shares of the underlying funds, which do not involve brokerage commissions.

MANAGEMENT

The Adviser

Old Mutual Capital, Inc., located at 4643 South Ulster Street, Suite 600, Denver, Colorado 80237, is the investment adviser to the Funds. The Adviser was organized in 2004 and is a wholly-owned subsidiary of Old Mutual (US) Holdings Inc. ("OMUSH"), which is a wholly-owned subsidiary of OM Group (UK) Limited, which, in turn, is a wholly-owned subsidiary of Old Mutual plc, a London-exchange-listed international financial services firm.

The Adviser oversees the operations of the Funds and supervises Ibbotson, the Funds’ sub-adviser. The Board supervises the Adviser and Ibbotson and establishes policies that the Adviser and Ibbotson must follow in their day-to-day investment management activities.

The Sub-Adviser

Ibbotson Associates Advisors, LLC (“Ibbotson”), a Delaware limited liability company located at 225 North Michigan Avenue, Chicago, Illinois 60601, is a wholly-owned subsidiary of Ibbotson Associates, Inc., which is a wholly-owned subsidiary of Morningstar, Inc. Ibbotson is the sub-adviser to each Fund and allocates, subject to the Adviser’s supervision, each Fund’s assets among the underlying funds.

Advisery Fees

The table below shows the aggregate fee paid to the Adviser for the fiscal year ended December 31, 2007 as a percentage of average daily net assets. These fees were paid under the fund of managers structure that was in place prior to April 7, 2008. A discussion regarding the basis for the Board’s approval of the investment advisery agreement with the Adviser for the fund of managers structure is available in the Trust’s annual report to shareholders dated December 31, 2006.

Advisory Fee
Old Mutual VA Asset Allocation Balanced Portfolio	0.90%
Old Mutual VA Asset Allocation Conservative Portfolio	0.85%
Old Mutual VA Asset Allocation Moderate Growth Portfolio	0.90%

Under the fund of funds structure, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets as set forth in the table below. A discussion regarding the basis for the Board’s approval of the investment advisery agreement with the Adviser for the fund of funds structure is available in the Trust’s annual report to shareholders dated December 31, 2007.

Management Fee
Old Mutual VA Asset Allocation Balanced Portfolio	0.20%
Old Mutual VA Asset Allocation Conservative Portfolio	0.20%
Old Mutual VA Asset Allocation Moderate Growth Portfolio	0.25%

In addition, in the interest of limiting the expenses of the Funds, the Adviser has signed expense limitation agreements with the Trust on behalf of the Funds pursuant to which the Adviser has agreed to reduce the fees payable to it under the advisery agreement and to assume other expenses in an amount necessary to limit total annual operating expenses to an annual rate (as a percentage of a Fund’s average daily net assets) (“Expense Limit”) as set forth in the table below.

	Service Class Expense Limit	Expiration Date
Old Mutual VA Asset Allocation Conservative Portfolio	1.25%	April 30, 2009
Old Mutual VA Asset Allocation Conservative Portfolio	3.00%	December 31, 2017
Old Mutual VA Asset Allocation Balanced Portfolio	1.30%	April 30, 2009
Old Mutual VA Asset Allocation Balanced Portfolio	3.00%	December 31, 2017
Old Mutual VA Asset Allocation Moderate Growth Portfolio	1.30%	April 30, 2009
Old Mutual VA Asset Allocation Moderate Growth Portfolio	3.00%	December 31, 2017

For the expense limitation agreement expiring April 30, 2009, to the extent that the Adviser limits the operating expenses of a Fund, the Adviser may seek reimbursement of such expenses within three years after the year in which the fees were waived, so long as such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed.

For the expense limitation agreement expiring December 31, 2017, the Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to the expense limitation arrangement if such reimbursement does not cause the operating expenses of the Fund in the year of reimbursement to exceed the expense limitation in effect in the year for which fees are being reimbursed and the reimbursement is made within three years after the expenses were reimbursed.

Ibbotson is entitled to receive a fee from the Adviser. The fee arrangement for Ibbotson is described in the SAI in the Section entitled “The Sub-Adviser”. A discussion regarding the basis for the Board’s approval of the investment sub-advisery agreement with Ibbotson is available in the Trust’s annual report to shareholders dated December 31, 2006.

Prior to April 7, 2008, the Funds were managed under a fund of managers structure. The fees paid for the fiscal year ended December 31, 2007 to the Funds’ former sub-advisers under the fund of managers structure are described in the SAI in the Section entitled “The Sub-Adviser.”

The back cover of this Prospectus explains how you can obtain a copy of the SAI and the shareholder reports.

The Portfolio Managers

The following summarizes the experience of the members of the portfolio management team primarily responsible for the day-to-day management of the Funds’ portfolios. Except as otherwise noted, each portfolio manager listed below has served in his/her position for at least the last 5 years.

	Name (Role on Team)	Business Experience
Ibbotson Associates Advisors, LLC	Peng Chen, Ph.D., CFA (Lead Portfolio Manager)	President and Chief Investment Officer, Ibbotson.
	Scott Wentsel, CFA, CFP (Senior Portfolio Manager)	Vice President and Senior Portfolio Manager, Ibbotson, since 2005; Executive Director, Morgan Stanley, 2000 to 2005.

	Brian Huckstep, CFA (Portfolio Manager)	Portfolio Manager, Ibbotson, since 2005; Director of Data Acquisition, Morningstar, 2003 to 2005; Vice President, Northern Trust, 1994 to 2003.
Old Mutual Capital, Inc.	J.C. Waller (Portfolio Manager)

Vice President – Director of Investment Services (May 2007 – present) and Chief Investment Officer (September 2007 – present), Old Mutual Capital, Inc.; Vice President of Investments/Director of Institutional Portfolio Management (2005 – May 2007) and Portfolio Manager (2002 – May 2007), ICON Advisers, Inc.

For more information on the Funds’ portfolio managers, their compensation, other accounts managed by them, and their ownership of shares of the Funds, please see the section of the SAI entitled “The Sub-Adviser”.

INVESTMENT IN THE FUNDS

Share Price

Shares of a Fund are bought, sold, or redeemed at net asset value (“NAV”). NAV per share class of a Fund is calculated by dividing the total net assets of each class by the total number of the class’ shares outstanding. NAV is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open, except that securities traded primarily on the NASDAQ Stock Market (“NASDAQ”) are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day. NAV is not calculated, and Fund transactions are not conducted, on days the NYSE is closed (generally weekends and New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day).

Purchases, exchanges, or redemptions of Fund shares will be priced at the next NAV calculated after the request is received in good order by the Funds’ transfer agent or other Fund agents. Shares begin to earn dividends on the first business day following the day of purchase. Shares earn dividends until the day of redemption. The NAV of shares when redeemed may be more or less than the price originally paid, depending primarily upon a Fund's investment performance.

Since each Fund is mainly invested in shares of the underlying funds, a Fund’s NAV is based mainly on the NAV of the underlying funds in which it invests. The prospectuses for the underlying funds explain the circumstances under which the underlying funds may use fair value pricing and its effects.

Valuing Fund Securities

The Funds and the underlying funds use pricing services to determine the market value of the securities in their portfolios. They generally use the market value of securities as of the close of regular trading on the NYSE to value equity securities held in the portfolio, except that securities traded primarily on NASDAQ are normally valued by a Fund at the NASDAQ Official Closing Price provided by NASDAQ each business day.

If a market quotation is not readily available or is believed to be unreliable, the security is valued at fair value as determined in good faith by the board of trustees of the Fund or pursuant to procedures approved by such board. The valuation assigned to a fair valued security for purposes of calculating a Fund's NAV may differ from the security's most recent closing market price and from the prices used by other mutual Funds to calculate their NAVs. Although intended to do so, the fair value procedures may not always better represent the price at which a Fund could sell the fair valued security and may not always result in a more accurate NAV.

Policy Regarding Excessive or Short-Term Trading

While the Funds provide shareholders with daily liquidity, the Funds are intended to be long-term investment vehicles and are not designed for investors who engage in excessive short-term trading activity, market-timing, or other abusive trading practices. Short-term trading, market-timing, or other abusive trading practices may disrupt portfolio management strategies, may drive Fund expenses higher, and may harm Fund performance. In particular, frequent trading of a Fund’s shares may:

•	force a Fund to sell its shares in the underlying funds sooner than it otherwise would in order to honor redemptions; or
•	dilute the value of Fund shares held by long-term shareholders.

The Funds, the Adviser, and their agents will not knowingly permit investors to excessively trade the Funds, although no guarantees can be made that we will be able to identify and restrict all such trading in the Funds. The Adviser and its agents cannot always know or reasonably detect short-term trading through

Participating Insurance Companies or through the use of omnibus accounts by Participating Insurance Companies.

To minimize harm to a Fund and its shareholders, we reserve the right to reject any purchase order, including exchange purchases, for any reason without prior notice.

The Board has adopted, and the Adviser and its agents have implemented, tools to discourage short-term trading in the Funds. Each of these tools is described below. Although they are designed to discourage short-term trading, none of these tools alone, nor all of them taken together, can eliminate the possibility that short-term trading activity in a Fund will occur. Moreover, each of these tools, other than the redemption/exchange fee, involves judgments which are inherently subjective. The Adviser and its agents seek to make these judgments to the best of their abilities in a manner that they believe is consistent with long-term shareholder interests. For purposes of applying these tools, the Adviser and its agents may consider an investor's trading history in the Funds, other funds, and accounts under common ownership, influence, or control. The Adviser and the Funds may modify these procedures in response to changing regulatory requirements or to enhance the effectiveness of the procedures.

Trade Activity Monitoring

The Adviser and its agents monitor selected trades based on a shareholder’s trading activity and history in an effort to detect short-term trading activities. If, as a result of this monitoring the Adviser, or one of its agents, determines that a holder of a VA Contract or a VLI Policy has engaged in short-term trading, it will (i) use its best efforts to work with the Participating Insurance Company that issued the VA Contract or VLI Policy holds the account to inform the holder that such activities must stop, and (ii) use its best efforts to refuse to process allocations or transfers by the holder. Determining whether a holder has engaged in short-term trading involves judgments that are inherently subjective. In making such judgments, the Adviser and its agents seek to act in a manner that they believe is consistent with the best interests of long-term Fund shareholders.

The Adviser and its agents seek to apply the excessive short-term trading policy uniformly to all Participating Insurance Companies. The ability of the Adviser and its agents to monitor allocations and transfers that are placed by holders of VA Contracts and VLI Policies is limited because Participating Insurance Companies often maintain the underlying shareholder accounts in omnibus accounts. The Adviser and its agents rely on Participating Insurance Companies to monitor trading activity in omnibus accounts and enforce the Funds’ short-term trading policy on holders of VA Contracts and VLI Policies. The Adviser and its agents apply the excessive short-term trading policy uniformly to all Participating Insurance Companies. In compliance with Rule 22c-2 under the 1940 Act, the Trust has in place with each Participating Insurance Company or other entity, deemed to be a financial intermediary under Rule 22c-2 (“Financial Intermediary”), an agreement (“Shareholder Information Agreement”) that requires the Financial Intermediary to (i) provide the taxpayer identification numbers and transaction information about holders of VA Contracts and VLI Policies and Fund shareholders who hold their shares through the Financial Intermediary, (ii) use its best efforts to determine, upon request of the Trust, whether any other person that holds Fund shares through the Financial Intermediary is itself determined to be a Financial Intermediary (“Indirect Intermediary”), and upon further request by the Trust provide the above information regarding shareholders holding an account with such Indirect Intermediary, and (iii) carry out any instructions from the Trust to restrict or prohibit any further purchases or exchanges of Fund shares in the account of a holder of a VA Contract or VLI Policy whom the Trust identifies as having violated the Trust’s market timing or excessive trading policies, as permitted by applicable VA Contracts or VLI Policies. These contractual arrangements will enhance the Adviser’s ability to monitor trades placed through omnibus accounts. However, there is no assurance that Financial Intermediaries will, in all instances, cooperate with the Adviser in monitoring trading activity, will be successful in obtaining data from Indirect Intermediaries, or will carry out instructions to restrict or prohibit purchases.

Trading Guidelines

If a holder of a VA Contract or a VLI Policy exceeds four exchanges out of a Fund per calendar year or if a Fund, the Adviser, a Participating Insurance Company, or one of their agents determines that a holder's short-term trading activity is detrimental to Fund shareholders (regardless of whether or not the activity exceeds these guidelines), the Fund will not knowingly accept any additional purchase and exchange orders in the account of such shareholder. The Funds and the Adviser and their agents may accept exchanges that are detected under these guidelines if they believe that such transactions are not short-term trading activity, are for legitimate trading purposes, and are consistent with the best interests of long-term shareholders.

Transactions placed through the same Participating Insurance Company on an omnibus basis may be deemed part of a group for purposes of this policy and may be rejected in whole or in part. Transactions accepted by a Participating Insurance Company in violation of our short-term trading policy are not deemed accepted by a Fund and may be cancelled or revoked. The Adviser may also suspend or terminate a shareholder’s exchange privileges if a shareholder engages in a disruptive pattern of exchanges.

Investing in the Funds

Choosing a Share Class

The Funds have two classes of shares, one of which, Service Class Shares, is offered by this Prospectus. Each class represents investments in the same portfolio of securities and has the same rights and privileges as the other share classes of the Fund, except that Service Class Shares are subject to a 0.25% distribution fee, which is paid pursuant to a Distribution Plan adopted under Rule 12b-1 under the 1940 Act. Exchanges are permitted between the Funds but only among the same class. Each class may have exclusive voting rights with respect to matters affecting only that class.

Buying and Selling Fund Shares

Only Participating Insurance Companies may buy and sell Fund shares. The value of the VA Contracts and VLI Policies offered by separate accounts of Participating Insurance Companies is based on the performance of the separate accounts. The separate accounts, or subaccounts of the separate account, may invest in the Funds. The prospectus for these separate accounts explains how to purchase and redeem a VA Contract or VLI Policy, and how to allocate premiums to, and make transfers between, subaccounts of the separate accounts.

General Policies

▪	The Funds may reject purchase orders.
▪	The Funds reserve the right to make redemptions in securities rather than in cash if the redemption amount exceeds $250,000 or 1.00% of the aggregate NAV of a Fund in any 90-day period.

Dividends and Taxes

The Funds pay shareholders dividends from their net investment income and distributions from their net realized capital gains, if available. Old Mutual VA Asset Allocation Moderate Growth Portfolio pays net investment income and distributions from capital gains annually. Old Mutual VA Asset Allocation Balanced Portfolio and Old Mutual VA Asset Allocation Conservative Portfolio pay net investment income quarterly and distributions from capital gains annually. Dividends and distributions will be reinvested in the Fund unless the Participating Insurance Company instructs the Fund otherwise. There are no fees on reinvestments.

The separate accounts of Participating Insurance Companies generally are not taxed on dividends and distributions received from the Funds. The prospectus for the Participating Insurance Company separate account discusses the tax treatment of VA Contracts and VLI Policies. Holders of VA Contracts and VLI Policies should consult their tax professionals about the tax consequences of a VA Contracts of a VLI Policy.

Distribution Arrangements

The Trust, on behalf of the Service Class Shares of the Funds, has adopted a Distribution Plan pursuant to which the Fund pays distribution fees to the Distributor, Old Mutual Investment Partners (the “Distributor”). Distribution fees are paid for the sale and distribution of Service Class Shares. All or a substantial portion of the distribution fees that are paid to the Distributor are re-allowed to the Participating Insurance Company or another entity providing personal shareholder services. Because distribution fees are paid out of the Fund's Service Class assets on an on-going basis, over time these fees will increase the cost of the investment and may cost more than paying other types of sales charges.

Revenue Sharing

Payments by Old Mutual Investment Partners

From time to time, the Distributor may make payments from its own resources to Participating Insurance Companies that sponsor VA Contracts and VLI Policies which offer or hold Fund shares or to other Financial Intermediaries. These payments are made in exchange for certain services provided by the Participating Insurance Company or Financial Intermediary, such as administrative or recordkeeping support services and/or marketing support. Administrative and recordkeeping support services vary among intermediaries, but may include transaction processing or account maintenance activities (such as processing purchases, redemptions, or exchanges or producing customer account statements or tax statements) sub-accounting services, answering shareholder inquiries relating to the Funds, delivering proxy statements, annual reports, updated prospectuses, and other communications, and other recordkeeping services relating to investments in the Funds. Marketing support payments include payments for conferences and seminars, investor and dealer-sponsored events, educating sales personnel of the insurance company or other intermediary, placement on sales lists and access (in some cases on a preferential basis over competitors of the Funds) to sales meetings and salespeople of the intermediary. In addition, Participating Insurance Companies and Financial Intermediaries may receive non-cash compensation, such as promotional merchandise bearing the Trust’s logo.

The Distributor or its affiliates may compensate Participating Insurance Companies and other Financial Intermediaries differently depending on the nature and extent of the services they provide. Participating Insurance Companies and Financial Intermediaries may earn profits on these payments, since the amount of the payment may exceed their cost in providing the service. Certain of these payments may be subject to limitations under applicable law.

The Distributor is motivated to make revenue sharing payments since, in certain circumstances, they promote the sale of Fund shares and the retention of those investments by clients of the Participating Insurance Company or Financial Intermediary. The Advisor may also benefit from the Distributor’s activity through increased advisory fees received on assets purchased through Participating Insurance Companies or Financial Intermediaries.

Payments by the Funds

Like the Distributor, the Funds may, from time to time, make payments to Participating Insurance Companies and other Financial Intermediaries that provide administrative or recordkeeping support services, as described above. In certain cases, the payments could be significant and cause a conflict of interest for Participating Insurance Companies or other Financial Intermediaries. You can find further details in the SAI, under the section entitled “Other Service Providers”, about these payments and the services provided in return by the Participating Insurance Companies or Financial Intermediaries. You can also speak to your Participating Insurance Company or Financial Intermediary for more information about payments made by the Distributor or the Funds to such parties.

Potential Conflicts of Interest

Participating Insurance Companies may be affiliated with one another. In addition, the interests of VA Contract and VLI Policy holders may conflict due to differences in tax treatment and other considerations. The Board monitors each Fund for material conflicts and determines what action, if any, should be taken. For example, the Board may require a Participating Insurance Company to sell its investments in a Fund. As a result, the Fund may be forced to sell securities. In addition, the Board may refuse to sell shares of a Fund to a particular Participating Insurance Company’s separate account or may suspend or terminate sales of Fund shares if required by law or regulatory authority or if the action is in the best interests of the Fund and its shareholders.

Portfolio Holdings Disclosure

A description of the Trust's policies and procedures with respect to the disclosure of a Fund’s portfolio securities is available in the SAI in the section entitled “Portfolio Holdings Disclosure Policy”. The back cover of this Prospectus explains how you can obtain a copy of the SAI.

FINANCIAL HIGHLIGHTS

The financial highlights are intended to help you understand the financial performance of each Fund’s shares for the period from commencement of operations through the fiscal year ended December 31, 2007. The total returns for a Fund represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the financial highlights has been audited by PricewaterhouseCoopers, LLP, whose report, along with the Funds’ financial statements, are included in the annual report, which is available by calling the Funds toll-free at 888.772.2888.

FINANCIAL HIGHLIGHTS
For a Share Outstanding Throughout the Fiscal Year Ended December 31, 2007												Ratio of
												Expenses to
												Average	Ratio of
											Ratio	Net	Net
			Net								of	Assets	Investment
	Net		Realized					Net		Net	Expenses	(Excluding	Income
	Asset		and		Dividends	Distributions	Total	Asset		Assets,	to	Waivers	to
	Value,	Net	Unrealized	Total	From Net	From	Dividends	Value,		End of	Average	and	Average	Portfolio
	Beginning	Investment	Gains on	From	Investment	Capital	and	End of	Total	Period	Net	Expense	Net	Turnover
	of Period	Income1	Securities	Operations	Income	Gains	Distributions	Period	Return	(000)	Assets	Reductions)	Assets	Rate

Old Mutual VA Asset Allocation Conservative Portfolio
Service Class
2007*	$10.00	$0.30	$0.37	$0.67	$(0.26)	$(0.03)	$ (0.29)	$10.38	6.69%	$ 160	1.25%	16.97%	2.89%	101.66%

Old Mutual VA Asset Allocation Balanced Portfolio
Service Class
2007*	$10.00	$0.19	$0.63	$0.82	$(0.18)	$(0.07)	$ (0.25)	$10.57	8.17%	$ 130	1.30%	17.70%	1.82%	103.09%

Old Mutual VA Asset Allocation Moderate Growth Portfolio
Service Class
2007*	$10.00	$0.13	$0.84	$0.97	$(0.19)	$(0.07)	$ (0.26)	$10.71	9.70%	$2,140	1.30%	7.72%	1.24%	82.26%

* Portfolios commenced operations on December 29, 2006.
1 Per share amounts for the period are calculated based on average outstanding shares.

FOR MORE INFORMATION

For investors who want more information about the Funds, the following documents are available, without charge, upon request:

Statement of Additional Information

The SAI provides more information about the Funds and is incorporated into this Prospectus by reference. The SAI may be obtained, without charge, by contacting Old Mutual Funds I at the telephone number listed below.

Annual and Semi-Annual Reports

The Funds’ annual and semi-annual reports to shareholders will provide financial and performance information about the Funds and their investments and a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during the last fiscal year or half-year.

To obtain a copy of the SAI, annual and semiannual reports, or for other information and shareholder inquiries, contact Old Mutual Funds I:

By Telephone:

888-772-2888

By Mail:

Old Mutual Funds I

P.O. Box 219534

Kansas City, Missouri 64121-9534

Via the Internet:

oldmutualfunds.com

Reports and other information about Old Mutual Funds I (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202.942.8090. Reports and other information about Old Mutual Funds I are also available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov and copies of this information may be obtained, after paying a duplicating fee, by sending your written request to the SEC’s Public Reference Section, Washington, D.C. 20549-0102, or by electronic request at publicinfo@sec.gov.

Investment Adviser

Old Mutual Capital, Inc.

Distributor

Old Mutual Investment Partners

SEC FILE NUMBER 811-21587

OMAF-VAAA-PRO 04/2008

R-08-254 04/2008